Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Net of allowances and reserves (in dollars)	$ 36,129	$ 184,964
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,007,826	38,580,261
Common stock, shares outstanding	38,832,826	38,580,261